August 1, 2011

Dreyfus Emerging Asia Fund

Supplement to Current Prospectus

The following information supplements and supersedes any contrary information contained in the fund’s Prospectus.

The fund is team-managed by Hugh Simon, Abhijit Sarkar and Raymond Chan. Mr. Simon is the founder and Chief Executive Officer of Hamon U.S. Investment Advisors Limited (Hamon), the funds sub-investment adviser and an affiliate of The Dreyfus Corporation, and has been a portfolio manager of the fund since the fund's inception.  Mr. Chan is the Managing Director and Chief Investment Officer of Hamon and Mr. Sarkar is a portfolio manager for Hamon. Mr. Chan and Mr. Sarkar have been employed by Hamon since 2011 and 2007, respectively. Mr. Sarkar has been a secondary portfolio manager of the Fund since the fund's inception and Mr. Chan has been a portfolio manager of the fund since July 2011.

August 1, 2011

Dreyfus Greater China Fund

Supplement to Current Prospectus

The following information supplements and supersedes any contrary information contained in the fund’s Prospectus.

The fund is team-managed by Hugh Simon, Raymond Chan and William Liu. Mr. Simon is the founder and Chief Executive Officer of Hamon U.S. Investment Advisors Limited (Hamon), the funds sub-investment adviser and an affiliate of The Dreyfus Corporation, and has been a portfolio manager of the fund since the fund's inception.  Mr. Chan is the Managing Director and Chief Investment Officer of Hamon and Mr. Liu is a portfolio manager for Hamon. Mr. Chan and Mr. Liu have been employed by Hamon since 2011 and 2010, respectively. Messrs. Chan and Liu have been portfolio managers of the Fund since July 2011.

August 1, 2011

Dreyfus India Fund

Supplement to Current Prospectus

The following information supplements and supersedes any contrary information contained in the fund’s Prospectus.

The fund is team-managed by Hugh Simon, Abhijit Sarkar and Raymond Chan. Mr. Simon is the founder and Chief Executive Officer of Hamon U.S. Investment Advisors Limited (Hamon), the funds sub-investment adviser and an affiliate of The Dreyfus Corporation.  Mr. Chan is the Managing Director and Chief Investment Officer of Hamon and Mr. Sarkar is a portfolio manager for Hamon. Mr. Chan and Mr. Sarkar have been employed by Hamon since 2011 and 2007, respectively. Messrs. Simon and Sarkar have been portfolio managers of the fund since the fund's inception and Mr. Chan has been a portfolio manager of the fund since July 2011.